Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

12. Inventories

	At December 31,
	2017	2016
	$m	$m
Raw materials and consumables	369	305
Mold parts	52	46
Work-in-progress	85	72
Finished goods	847	763
	1,353	1,186

Certain inventories held by the Ardagh Group have been pledged as security under the Group’s Global Asset Based Loan facility (Note 17). The amount recognized as a write down in inventories or as a reversal of a write down in the year ended December 31, 2017 was not material.